Segmented Information - Summary of External Revenues by Automotive Products and Services (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue from external customers	$ 34,835	$ 30,837	$ 28,748
Exterior And Interior Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	12,308	11,673	11,020
Body Systems And Chassis Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	7,874	7,123	6,056
Powertrain Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	4,634	3,825	3,667
Complete Vehicle Assembly [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	3,062	2,561	2,690
Tooling, engineering and other [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,823	2,317	2,065
Vision And Electronic Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,193	2,132	2,066
Closure Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	$ 1,941	$ 1,206	$ 1,184